Share Option and Restricted Share Unit Plans - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Feb. 23, 2010	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 04, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share awards approved for grant					3,808,371
Increased number of shares available for future issuance	1,468,500
Share awards available for grant		339,953
Options vest increments per year		25.00%
Unexercised options expiration term		10 years
Weighted average grant date fair value of share options granted		$ 10.67	$ 13.19	$ 9.42
Total Compensation cost related to non-vested share option and restricted stock unit not yet recognized		$ 18,734
Total compensation cost related to non-vested shares and restricted stock to be recognized over weighted average period		2 years 9 months 18 days
Closing common share price		$ 34.32
Aggregate intrinsic value of all options exercisable and outstanding		4,098
Aggregate intrinsic value of all options exercised		$ 2,347	$ 4,716	$ 5,504
Weighted average contractual life of share options exercisable		6 years
Weighted average contractual life of share options outstanding		7 years 7 months 6 days
Granted in 2007, 2008 and 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee's restricted stock units vest increment for the first year		15.00%
Employee's restricted stock units vest increment for the second year		15.00%
Employee's restricted stock units vest increment for the third year		20.00%
Employee's restricted stock units vest increment for the fourth year		25.00%
Employee's restricted stock units vest increment for the fifth year		25.00%
Granted in 2010, 2011, 2012 and 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee's restricted stock units vest increment per year		25.00%